[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS RMA

MONEY MARKET PORTFOLIO
U.S. GOVERNMENT PORTFOLIO
TAX-FREE FUND
CALIFORNIA MUNICIPAL MONEY FUND
NEW JERSEY MUNICIPAL MONEY FUND
NEW YORK MUNICIPAL MONEY FUND

PROSPECTUS

AUGUST 30, 2005

THIS PROSPECTUS OFFERS SHARES OF THESE MONEY MARKET FUNDS PRIMARILY TO PARTICIPANTS IN THE UBS FINANCIAL SERVICES INC. RESOURCE MANAGEMENT ACCOUNT(R) (RMA(R)) PROGRAM, THE UBS FINANCIAL SERVICES INC. BUSINESS SERVICES ACCOUNT BSA(R) PROGRAM AND CERTAIN UBS FINANCIAL SERVICES INC. ADVISORY PROGRAMS.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS RMA Funds

Contents

THE FUNDS
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUNDS
Money Market Portfolio
       Investment Objective, Strategies and Risks                                          Page 3
       Performance                                                                         Page 5
       Expenses and Fee Tables                                                             Page 6
U.S. Government Portfolio
       Investment Objective, Strategies and Risks                                          Page 7
       Performance                                                                         Page 9
       Expenses and Fee Tables                                                             Page 10
Tax-Free Fund
       Investment Objective, Strategies and Risks                                          Page 11
       Performance                                                                         Page 12
       Expenses and Fee Tables                                                             Page 13
California Municipal Money Fund
       Investment Objective, Strategies and Risks                                          Page 14
       Performance                                                                         Page 15
       Expenses and Fee Tables                                                             Page 16
New Jersey Municipal Money Fund
       Investment Objective, Strategies and Risks                                          Page 17
       Performance                                                                         Page 18
       Expenses and Fee Tables                                                             Page 19
New York Municipal Money Fund
       Investment Objective, Strategies and Risks                                          Page 20
       Performance                                                                         Page 21
       Expenses and Fee Tables                                                             Page 22
More About Risks and Investment Strategies                                                 Page 23

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
       Managing Your Fund Account                                                          Page 25
       --Buying Shares
       --Selling Shares
       --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUNDS
       Management                                                                          Page 30
       Dividends and Taxes                                                                 Page 31
       Disclosure of Portfolio Holdings                                                    Page 32
       Financial Highlights                                                                Page 33
       Where to learn more about the funds                                                 Back Cover

           THE FUNDS ARE NOT COMPLETE OR BALANCED INVESTMENT PROGRAMS.

UBS RMA Money Market Portfolio

Investment Objective, Strategies and Risks

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the

   US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN

CALENDAR YEAR   TOTAL RETURN
1995               5.54%
1996               5.02%
1997               5.15%
1998               5.09%
1999               4.72%
2000               5.98%
2001               3.89%
2002               1.45%
2003               0.63%
2004               0.84%

Total return January 1 to June 30, 2005--1.07%

Best quarter during years shown: 3rd quarter, 2000--1.55%
Worst quarter during years shown: 3rd quarter, 2003--0.12%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

One Year                                                0.84%
Five Years                                              2.54%
Ten Years                                               3.81%

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares and account fees):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)               None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                           None
Maximum Account Fee*
   UBS Financial Services Inc. RMA Program                                               $ 125
   UBS Financial Services Inc. Business Services Account BSA Program                     $ 150

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):


Management Fees                                                                           0.50%
Service (12b-1) Fees                                                                      None
Other Expenses
    Service (non-12b-1) Fees                                               0.13%**
    Miscellaneous Expenses                                                 0.08%
                                                                           ----
                                                                                          0.21%
                                                                                          ----
Total Annual Fund Operating Expenses                                                      0.71%
                                                                                          ====
Fee Waiver/Expense Reimbursement                                                          0.13%***
                                                                                          ----
Net Expenses                                                                              0.58%
                                                                                          ====

----------

* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.
** The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.
*** Effective July 1, 2005, the fund and UBS Financial Services Inc. have entered into a written fee waiver agreement pursuant to which UBS Financial Services Inc. is contractually obligated to waive a portion of its management fees and/or reimburse the fund so that the fund's aggregate management and service fees do not exceed 0.50%, for as long as the shareholder services plan between the fund and UBS Global AM remains in effect. In addition, UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive an additional portion of its fees or reimburse expenses. Waivers/ reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the net expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                1 YEAR       3 YEARS       5 YEARS      10 YEARS
                ------       -------       -------      --------
                $  59        $  186        $   324       $  726

This example does not reflect RMA/Business Services Account BSA program fees.

UBS RMA U.S. Government Portfolio

Investment Objective, Strategies and Risks

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the

   US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN

CALENDAR YEAR    TOTAL RETURN
1995                5.24%
1996                4.86%
1997                5.01%
1998                4.85%
1999                4.35%
2000                5.60%
2001                3.68%
2002                1.38%
2003                0.65%
2004                0.74%

Total return January 1 to June 30, 2005--0.99%

Best quarter during years shown: 4th quarter, 1997--1.56%
Worst quarter during years shown: 2nd quarter, 2004--0.11%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

One Year                                                    0.74%
Five Years                                                  2.39%
Ten Years                                                   3.62%

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares and account fees):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)                   None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                               None
Maximum Account Fee*
   UBS Financial Services Inc. RMA Program                                                   $ 125
   UBS Financial Services Inc. Business Services Account BSA Program                         $ 150

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):


Management Fees                                                                               0.43%
Service (12b-1) Fees                                                                          0.13%**
Other Expenses                                                                                0.05%
                                                                                              ----
Total Annual Fund Operating Expenses***                                                       0.61%
                                                                                              ====

----------

* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.
** The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.
*** UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR       3 YEARS       5 YEARS      10 YEARS
                      ------       -------       -------      --------
                       $ 62         $ 195         $ 340        $  762

This example does not reflect RMA/Business Services Account BSA program fees.

UBS RMA Tax-Free Fund

Investment Objective, Strategies and Risks

FUND OBJECTIVE

Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN

CALENDAR YEAR   TOTAL RETURN
1995                3.32%
1996                2.92%
1997                3.10%
1998                2.93%
1999                2.67%
2000                3.55%
2001                2.19%
2002                0.86%
2003                0.44%
2004                0.63%

Total return January 1 to June 30, 2005--0.81%

Best quarter during years shown: 4th quarter, 1997--0.99%
Worst quarter during years shown: 3rd quarter, 2003--0.07%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

One Year                                                  0.63%
Five Years                                                1.53%
Ten Years                                                 2.26%

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares and account fees):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)                 None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                             None
Maximum Account Fee*
   UBS Financial Services Inc. RMA Program                                                 $ 125
   UBS Financial Services Inc. Business Services Account BSA Program                       $ 150

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):


Management Fees                                                                             0.41%
Service (12b-1) Fees                                                                        0.13%**
Other Expenses                                                                              0.05%
                                                                                            ----
Total Annual Fund Operating Expenses***                                                     0.59%
                                                                                            ====

----------

* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.
** The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.
*** UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR       3 YEARS       5 YEARS      10 YEARS
                    ------       -------       -------      --------
                     $ 60         $ 189         $ 329        $  738

This example does not reflect RMA/Business Services Account BSA program fees.

UBS RMA California Municipal Money Fund

Investment Objective, Strategies and Risks

FUND OBJECTIVE

Maximum current income exempt from federal income tax and California personal income tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and California personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in California municipal securities. "California municipal securities" are securities issued by or on behalf of the State of California, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- SINGLE STATE CONCENTRATION RISK--Because the fund invests substantially all of its assets in California municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in California than a more geographically diverse fund.

- RELATED SECURITIES CONCENTRATION RISK--Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN

CALENDAR YEAR   TOTAL RETURN
1995                3.14%
1996                2.80%
1997                2.93%
1998                2.59%
1999                2.33%
2000                2.93%
2001                1.87%
2002                0.77%
2003                0.38%
2004                0.56%

Total return January 1 to June 30, 2005--0.76%

Best quarter during years shown: 4th quarter, 1997--0.92%
Worst quarter during years shown: 3rd quarter, 2003--0.05%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

One Year                                                     0.56%
Five Years                                                   1.30%
Ten Years                                                    2.02%

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares and account fees):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)                  None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                              None
Maximum Account Fee*
   UBS Financial Services Inc. RMA Program                                                  $ 125
   UBS Financial Services Inc. Business Services Account BSA Program                        $ 150

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):


Management Fees                                                                              0.46%
Service (12b-1) Fees                                                                         0.13%**
Other Expenses                                                                               0.05%
                                                                                             ----
Total Annual Fund Operating Expenses***                                                      0.64%
                                                                                             ====

----------

* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.
** The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.
*** UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 YEAR       3 YEARS       5 YEARS      10 YEARS
                   ------       -------       -------      --------
                    $ 65         $ 205         $ 357        $  798

This example does not reflect RMA/Business Services Account BSA program fees.

UBS RMA New Jersey Municipal Money Fund

Investment Objective, Strategies and Risks

FUND OBJECTIVE

Maximization of current income exempt from federal income tax and New Jersey personal income tax for residents of the State of New Jersey, consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and New Jersey personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New Jersey municipal securities. "New Jersey municipal securities" are securities issued by or on behalf of the State of New Jersey, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New Jersey personal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in New Jersey municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- SINGLE STATE CONCENTRATION RISK--Because the fund invests substantially all of its assets in New Jersey municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New Jersey than a more geographically diverse fund.

- RELATED SECURITIES CONCENTRATION RISK--Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN

CALENDAR YEAR   TOTAL RETURN
1995               2.78%
1996               2.53%
1997               2.73%
1998               2.45%
1999               2.27%
2000               3.16%
2001               1.81%
2002               0.69%
2003               0.26%
2004               0.42%

Total return January 1 to June 30, 2005--0.70%

Best quarter during years shown: 4th quarter, 1997--0.86%
Worst quarters during years shown: 3rd quarter, 2003 and 1st quarter, 2004--0.03%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

One Year                                                   0.42%
Five Years                                                 1.26%
Ten Years                                                  1.91%

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares and account fees):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)                  None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                              None
Maximum Account Fee*
   UBS Financial Services Inc. RMA Program                                                  $ 125
   UBS Financial Services Inc. Business Services Account BSA Program                        $ 150

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):


Management Fees                                                                              0.50%
Service (12b-1) Fees                                                                         0.12%
Other Expenses                                                                               0.17%
                                                                                             ----
Total Annual Fund Operating Expenses**                                                       0.79%
                                                                                             ====

----------

* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.
** UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR       3 YEARS       5 YEARS      10 YEARS
                    ------       -------       -------      --------
                     $ 81         $ 252         $ 439        $  978

This example does not reflect RMA/Business Services Account BSA program fees.

UBS RMA New York Municipal Money Fund

Investment Objective, Strategies and Risks

FUND OBJECTIVE

Maximum current income exempt from federal income tax and New York State and New York City personal income taxes consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New York municipal securities. "New York municipal securities" are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- SINGLE STATE CONCENTRATION RISK--Because the fund invests substantially all of its assets in New York municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New York than a more geographically diverse fund.

- RELATED SECURITIES CONCENTRATION RISK--Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN

CALENDAR YEAR   TOTAL RETURN
1995                3.11%
1996                2.76%
1997                2.98%
1998                2.76%
1999                2.53%
2000                3.32%
2001                1.95%
2002                0.79%
2003                0.39%
2004                0.51%

Total return January 1 to June 30, 2005--0.77%

Best quarter during years shown: 4th quarter, 1997--0.96%
Worst quarter during years shown: 3rd quarter, 2003--0.05%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

One Year                                                      0.51%
Five Years                                                    1.39%
Ten Years                                                     2.11%

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares and account fees):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)                   None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                               None
Maximum Account Fee*
   UBS Financial Services Inc. RMA Program                                                   $ 125
   UBS Financial Services Inc. Business Services Account BSA Program                         $ 150

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):


Management Fees                                                                              0.47%
Service (12b-1) Fees                                                                         0.13%**
Other Expenses                                                                               0.07%
                                                                                             ----
Total Annual Fund Operating Expenses***                                                      0.67%
                                                                                             ====

----------

 * Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.
** The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.
*** UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                   ------       -------       -------      --------
                                    $ 68         $ 214         $ 373         $ 835

This example does not reflect RMA/Business Services Account BSA program fees.

UBS RMA Funds

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

GOVERNMENT SECURITIES RISK. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government.

RELATED SECURITIES CONCENTRATION RISK. Each of the California, New Jersey and New York municipal money market funds may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal security may affect other municipal securities in the same sector. As a result, these funds are subject to greater risk than funds that do not follow this practice.

SINGLE STATE CONCENTRATION RISK. The performance of a fund that invests primarily in the municipal money market instruments of a single state will be more severely affected by unfavorable political or economic conditions within that state than a more geographically diversified fund. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order for that state to meet its obligations, or that state's economy could be hurt by natural disasters. New York's finance, insurance or real estate industries could experience economic downturns; those industries were adversely affected by the terrorist attacks in New York City. California, New York or New Jersey may each experience natural disasters or terrorist attacks in the future. As a result, an investment in a single state municipal money market fund could be more volatile and involve greater risk than an investment in a more geographically diversified fund. The particular risks of investments in California, New Jersey and New York municipal money market instruments are discussed in the SAI.

In addition, a single state municipal money market fund is permitted to invest more than 5% of its total assets in the securities of individual issuers with respect to 25% of its total assets. When a fund holds a large position in the securities of a single issuer, changes in the financial condition or in the market's assessment of that issuer can cause larger changes in the value of the fund's total investments and its income than if the fund held a smaller position.

ADDITIONAL RISKS

POLITICAL RISK. Political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund's dividends. These developments could also cause the value of a fund's municipal money market instruments to fall.

STRUCTURED SECURITY RISK. The funds may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity, yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, a fund could suffer a loss. Structured securities represent a growing portion of the municipal securities markets.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds' investment strategies are designed to comply with these requirements.

The California, New Jersey and New York municipal money market funds are organized as "non-diversified" funds. Normally, this would mean that they would not be subject to certain limitations on investments of more than 5% of total assets in the securities of a single issuer. However, because these funds are single state money market funds, they are subject to special regulations that impose substantially the same limitations as normally apply to "diversified" mutual funds. The other funds are subject to even more stringent diversification requirements, which apply to money market funds that are not single state funds.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policies. These techniques include varying a fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

As noted above, under normal circumstances, U.S. Government Portfolio invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. U.S. Government Portfolio's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, U.S. Government Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% policy.

DEFENSIVE POSITIONS FOR MUNICIPAL MONEY MARKET FUNDS. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which a fund primarily invests, Tax-Free Fund and the California, New Jersey and New York municipal money market funds each may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving a fund's investment objective during the periods that they are held.

MANAGING YOUR FUND ACCOUNT

BUYING SHARES

INTRODUCTION. You must be a client of UBS Financial Services Inc. or a client of a UBS Financial Services Inc. correspondent firm to purchase fund shares. Shares of the funds are available primarily through the UBS Financial Services Inc. Resource Management Account(R) (RMA(R)) Program, the UBS Financial Services Inc. Business Services Account BSA(R) Program and certain UBS Financial Services Inc. advisory programs.

The RMA and Business Services Account BSA programs are more fully described in separate materials your Financial Advisor can provide you. Not all correspondent firms have arrangements with UBS Financial Services Inc. to make fund shares available to their customers.

AUTOMATIC DEPOSIT ACCOUNT SWEEP PROGRAM. UBS Financial Services Inc. administers a bank deposit sweep program under which free cash balances in client brokerage accounts are swept into interest-bearing deposit accounts ("Deposit Account Sweep Program"). Investors who are eligible to participate in the Deposit Account Sweep Program are referred to as "eligible participants" below to distinguish them from other investors in the funds.

UBS Financial Services Inc. brokerage accounts of eligible participants automatically default to the

Deposit Account Sweep Program as their primary sweep vehicle unless the eligible participant has selected a municipal money market fund (I.E., Tax-Free Fund, California Municipal Money Fund, New Jersey Municipal Money Fund or New York Municipal Money Fund) as his or her primary sweep option. Eligible participants who do not wish to take part in the Deposit Account Sweep Program should consider selecting a municipal money market fund as their primary sweep fund. This means that absent such selection free cash balances (that is, immediately available funds) of eligible participants will be automatically deposited in bank deposit accounts, not invested in a fund. This will occur without dollar limit, if no cap is selected by the investor. If a cap is selected, available balances in excess of such limit will be automatically invested in the fund selected by the eligible participant. New clients setting a cap on amounts invested pursuant to the Deposit Account Sweep Program will need to select a secondary sweep option.

UBS Financial Services Inc. will require a threshold (E.G., $100,000 for individual ownership and $200,000 for joint ownership accounts) before redirection of cash balances to the funds. After a cap is reached, uninvested cash will be invested as if the investor were a "non-eligible participant." Certain limitations apply. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

If you would like to place a limit on the amount of available cash that defaults to the Deposit Account Sweep Program, contact your Financial Advisor.

SELECTING YOUR SWEEP OPTION. UBS Financial Services Inc. requires a client to select a sweep option as part of their account application process. You may have only one primary sweep option at any time. To change your primary sweep option or purchase shares of another fund, contact your Financial Advisor. As noted above, brokerage accounts eligible to participate in the Deposit
Account Sweep Program will automatically default to bank deposit accounts as his or her primary sweep option unless the eligible participant has selected a municipal money market fund as his or her primary sweep option. Non-eligible participants have the option of selecting from the available list of funds.

BACKGROUND INFORMATION. Your order to purchase a fund's shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of those institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and
Christmas Day.

Each fund (other than Money Market Portfolio) has adopted a plan pursuant to rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.125% of its average net assets (0.12% for New Jersey Municipal Money Fund). Money Market Portfolio has adopted a non-rule 12b-1 shareholder services plan effective July 1, 2005, under which the fund pays fees for services provided to its shareholders at the annual rate of 0.125% of its average net assets. Therefore, each fund is subject to a shareholder services plan.

The funds, UBS Global AM and UBS Financial Services Inc. have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

BUYING SHARES AUTOMATICALLY

NON-ELIGIBLE PARTICIPANTS. All free cash balances of over $1.00 in the RMA or Business Services Account BSA brokerage account (including proceeds from securities you have sold) are automatically invested in your primary sweep option on a daily basis for settlement the next business day, when federal funds normally are available. Federal funds availability can sometimes take longer for cash balances arising from the sale of securities in your brokerage account.

Fund shares will be purchased only after all debits and charges to your RMA or Business Services Account BSA brokerage account are satisfied. See "Selling Shares Automatically" below.

ELIGIBLE PARTICIPANTS. UBS Financial Services Inc. brokerage accounts will automatically default to the Deposit Account Sweep Program as noted above, unless the eligible participant has selected a municipal money market fund as his or her primary sweep option. If a dollar limit cap is selected, available balances in excess of such cap will be automatically invested in the fund selected by the eligible participant.

BUYING SHARES BY CHECK OR ELECTRONIC FUNDS TRANSFER CREDIT

RMA and Business Services Account BSA participants may purchase shares of, as applicable, their primary sweep money fund or another fund by placing an order with their Financial Advisor and providing a check from a US bank. You should include your UBS Financial Services Inc. account number on the check. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) may buy shares by check or electronic funds transfer credit.

Federal funds are deemed available to a fund two business days after the deposit of a personal check or an Electronic Funds Transfer credit initiated by UBS Financial Services Inc. and one business day after deposit of a cashier's or certified check. UBS Financial Services Inc. may benefit from the temporary use of the proceeds of personal checks and Electronic Funds Transfer credits if they are converted to federal funds in less than two business days.

BUYING SHARES BY WIRE

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

     UBS AG
     ABA 026007993
     UBS Financial Services Inc.--RMA
     A/C 101WA258640000
     [Account Name]/[Brokerage Account Number]

The wire must include your name and RMA or Business Services Account BSA brokerage account number. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) may buy shares by wire.

If UBS Financial Services Inc. receives funds in the account for a purchase of fund shares by 12:00 noon, Eastern time, on a business day, UBS Financial Services Inc. will execute the purchase on that day. Otherwise, UBS Financial Services Inc. will execute the order on the next business day. UBS Financial Services Inc. and/or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS

The funds have no minimum for initial investments or to add to an account, but reserve the right to establish minimum investment requirements at any time.

SELLING SHARES

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also be able to use the check-writing service to sell your shares. You may not close your account by check.

SELLING SHARES AUTOMATICALLY

Subject to the terms of the Master Account Agreement governing your RMA or Business Services Account BSA or advisory program brokerage account, your fund shares will be sold automatically to settle any outstanding securities purchases, charges or other debits to your UBS Financial Services Inc. brokerage account, unless you instruct your Financial Advisor otherwise.

If you are not participating in the Deposit Account Sweep Program, shares of your primary money fund are always sold first (or if you do not specify which fund's shares are to be sold). If applicable, shares in the other money funds will be sold, if necessary, in the following order: first, Money Market Portfolio; second, U.S. Government Portfolio; third, Tax-Free Fund; and fourth, California Municipal Money Fund, New Jersey Municipal Money Fund or New York Municipal Money Fund. If you sell all your shares in a fund, you will receive cash credits to your RMA or Business Services Account BSA brokerage account for dividends earned on those shares prior to the sale date.

If you are a participant in the Deposit Account Sweep Program and also own shares of one or more funds, amounts to settle any outstanding securities purchases, charges or debits to your UBS Financial Services Inc. brokerage account will come from the following sources in the order indicated: first, proceeds from the sale of shares of Money Market Portfolio; second, proceeds from the sale of shares of U.S. Government Portfolio; third, Deposit Account Sweep Program balances; fourth, proceeds from the sale of shares of Tax-Free Fund; and fifth, proceeds from the sale of shares of California Municipal Money Fund, New Jersey Municipal Money Fund or New York Municipal Money Fund.

Subject to the terms of the RMA, Business Services Account BSA and advisory programs, UBS Financial Services Inc. will sell fund shares automatically to satisfy outstanding debits and charges in your brokerage account. Debits include amounts due UBS Financial Services Inc. on settlement date for securities purchases, margin loans, UBS Financial Services Inc. checks, federal funds wires arranged by UBS Financial Services Inc. and related fees. Charges include RMA and Business Services Account BSA checks, card purchases, ATM withdrawals, cash advances, Bill Payment Service payments and Automated Clearing House transfers, including Electronic Funds Transfer Debits. Shares are sold to cover debits on the day the debit is generated. Shares are sold automatically to cover RMA and Business Services Account BSA checks and MasterCard cash advances on the day they are paid. Shares are sold automatically to cover MasterCard purchases at the end of the MasterCard monthly billing period. Shares are sold to pay for securities purchases on settlement date.

MORE INFORMATION REGARDING "ELIGIBLE PARTICIPANTS." Eligible participants are individuals, sole proprietors and governmental entities. Custodial and trust accounts are also Eligible Participants if each beneficiary is an Eligible Participant. "Eligible Participants" does not include participants that are: (a) organized or operated to make a profit such as corporations, partnerships, associations, business trusts or other organizations, (b) nonprofit organizations, including organizations described in Sections 501(c)(3) through
(13) and (19) of the Internal Revenue Code of 1986, as amended, (c) estates, (d) enrolled in UBS Financial Services Inc. Investment

Consulting Services programs (other than InsightOne(SM) and Employee Self-Directed Accounts) or Private Wealth Solutions(SM), (e) not resident in the United States or (f) retirement plans qualified under Section 401(a) or
Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, or under any other employee retirement or welfare plan subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

It costs the fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement. Investors participating in the Deposit Account Sweep Program who wish to increase their fund account balance to $500 or more will need to select a cap on the level of free cash balances swept into the deposit accounts and add sufficient cash to their brokerage accounts so that both the deposit account cap and this minimum is met. If the deposit account cap and fund minimum are not met, the proceeds from the sale of fund shares will be deposited in the investor's brokerage account and swept into the deposit account.

If you want to sell shares that you purchased recently, a fund may delay payment to assure that it has received good payment. If you purchased shares by check, this can take up to 15 days.

UBS Financial Services Inc. has the right to terminate your RMA or Business Services Account BSA brokerage account for any reason. In that case, UBS Financial Services Inc. will sell all of the fund shares held in the RMA or Business Services Account BSA brokerage account and will send you the proceeds within three business days.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

You will receive confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase a fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could impact a fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the funds, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedure for another UBS Global AM fund, please see that fund's prospectus.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

Each fund typically calculates net asset value per share once each business day at 12:00 noon, Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund receives your order in good form.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund when shares are purchased other than through the automatic program described above.

MANAGEMENT

INVESTMENT ADVISOR AND SUB-ADVISOR

UBS Financial Services Inc. is the investment advisor and administrator of each fund. UBS Financial Services Inc. is a Delaware corporation located at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global Asset Management (US) Inc. ("UBS Global AM") is each fund's principal underwriter, sub-advisor and sub-administrator. UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, New York 10019-6114. UBS Financial Services Inc. and UBS Global AM are investment advisers registered with the US Securities and Exchange Commission. UBS Financial Services Inc. and UBS Global AM are indirect, wholly owned subsidiaries of UBS AG ("UBS"). As of June 30, 2005, UBS Global AM had approximately $50.1 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $535.3 billion in assets under management worldwide as of June 30, 2005. UBS is an internationally diversified organization headquartered in Zurich, Switzerland with operations in many areas of the financial services industry.

ADVISORY FEES

The funds paid advisory and administration fees to UBS Financial Services Inc. for the fiscal year ended June 30, 2005 at the following effective annual rates based on average daily net assets:

Money Market Portfolio                           0.50%
U.S. Government Portfolio                        0.43%
Tax-Free Fund                                    0.41%
California Municipal Money Fund                  0.46%
New Jersey Municipal Money Fund                  0.50%
New York Municipal Money Fund                    0.47%

DIVIDENDS AND TAXES

DIVIDENDS

Each fund declares dividends daily and pays them monthly. Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of a fund unless you elect to receive them in cash. Contact your Financial Advisor at UBS Financial Services Inc. or one of its correspondent firms if you prefer to receive dividends in cash. Shares earn dividends on the day they are purchased but not on the day they are sold. Any dividends distributed by the Tax-Free Fund, California Municipal Money Fund, New Jersey Municipal Money Fund and New York Municipal Money Fund derived from taxable interest or capital gains will be subject to federal income tax. In addition, dividends paid by these funds may be taxable under state or local law (except as discussed below) even though all or a portion of these dividends are not subject to federal taxation.

TAXES

The dividends that you receive from Money Market Portfolio and U.S. Government Portfolio generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

The exemption from federal and/or certain state taxes for dividends paid by the municipal money funds will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to such federal or state taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax exempt dividends. As a result, the municipal funds are generally not an appropriate investment for tax sheltered retirement plans.

Some states and localities do not tax dividends that are attributable to interest on US Treasury securities and certain other government securities under certain circumstances.

The dividends that you receive from Tax-Free Fund, California Municipal Money Fund, New Jersey Municipal Money Fund and New York Municipal Money Fund generally are not subject to federal income tax.

In addition, California Municipal Money Fund seeks to pay dividends that are exempt from California personal income tax, New Jersey Municipal Money Fund seeks to pay dividends that are exempt from New Jersey personal income tax, and New York

Municipal Money Fund seeks to pay dividends that are exempt from New York State and New York City personal income taxes.

Each fund will tell you annually how you should treat its dividends for tax purposes. If you are subject to alternative minimum tax, a portion of the dividends paid by a fund may be included in computing such tax.

You will not recognize any gain or loss on the sale of a fund's shares so long as the fund maintains a share price of $1.00.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

- if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

- if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the Statement of Additional Information.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-942 8090. Additionally, you may obtain copies of Forms N-Q and annual and semiannual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds' Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

UBS RMA Funds

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report to shareholders. You may obtain the funds' annual report without charge by calling 1-800-762 1000.

                                                                           MONEY MARKET PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                                                     2005              2004              2003              2002              2001
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, BEGINNING
   OF YEAR                                 $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           --------------    --------------    --------------    --------------    --------------
Net investment income                               0.016             0.005             0.010             0.022             0.055
                                           --------------    --------------    --------------    --------------    --------------
Dividends from net investment
   income                                          (0.016)           (0.005)           (0.010)           (0.022)           (0.055)
Distributions from net realized
   gains from investment activities                (0.000)@          (0.000)@              --                --                --
                                           --------------    --------------    --------------    --------------    --------------
Total dividends and distributions                  (0.016)           (0.005)           (0.010)           (0.022)           (0.055)
                                           ==============    ==============    ==============    ==============    ==============
NET ASSET VALUE, END OF YEAR               $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           ==============    ==============    ==============    ==============    ==============
TOTAL INVESTMENT RETURN(1)                           1.65%             0.51%             1.02%             2.25%             5.61%
                                           ==============    ==============    ==============    ==============    ==============

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $   10,425,878    $   12,434,286    $   21,832,875    $   22,768,982    $   22,609,036
Expenses to average net assets,
   net of fee waivers by advisor                     0.58%(2)          0.60%             0.61%             0.60%             0.59%
Net investment income to
   average net assets, net of fee
   waivers by advisor                                1.59%(2)          0.50%             1.02%             2.21%             5.42%

----------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

(2) During the period August 1, 2004 through June 30, 2005, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@    Amount represents less than ($0.0005) per share.

                                                                         U.S. GOVERNMENT PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                                                     2005              2004              2003              2002              2001
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, BEGINNING OF YEAR         $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           --------------    --------------    --------------    --------------    --------------
Net investment income                               0.015             0.005             0.010             0.021             0.052
Dividends from net investment income               (0.015)           (0.005)           (0.010)           (0.021)           (0.052)
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, END OF YEAR               $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           ==============    ==============    ==============    ==============    ==============
TOTAL INVESTMENT RETURN(1)                           1.50%             0.48%             1.00%             2.12%             5.31%
                                           ==============    ==============    ==============    ==============    ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $    1,111,698    $    1,250,917    $    2,510,453    $    2,356,829    $    2,000,303
Expenses to average net assets                       0.61%             0.58%             0.56%             0.57%             0.57%
Net investment income to average net
   assets                                            1.49%             0.48%             1.00%             2.06%             5.15%

----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

                                                                             TAX-FREE FUND
                                           --------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                                                     2005              2004              2003              2002              2001
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, BEGINNING OF YEAR         $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           --------------    --------------    --------------    --------------    --------------
Net investment income                               0.012             0.004             0.007             0.012             0.032
Dividends from net investment income               (0.012)           (0.004)           (0.007)           (0.012)           (0.032)
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, END OF YEAR               $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           ==============    ==============    ==============    ==============    ==============
TOTAL INVESTMENT RETURN(1)                           1.23%             0.38%             0.67%             1.24%             3.28%
                                           ==============    ==============    ==============    ==============    ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $    3,406,614    $    2,935,936    $    3,238,850    $    3,255,520    $    3,286,150
Expenses to average net assets                       0.59%             0.60%             0.63%             0.60%             0.59%
Net investment income to average net
   assets                                            1.23%             0.38%             0.67%             1.23%             3.20%

----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

                                                                     CALIFORNIA MUNICIPAL MONEY FUND
                                           --------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                                                     2005              2004              2003              2002              2001
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, BEGINNING OF YEAR         $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           --------------    --------------    --------------    --------------    --------------
Net investment income                               0.011             0.003             0.006             0.011             0.027
Dividends from net investment income               (0.011)           (0.003)           (0.006)           (0.011)           (0.027)
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, END OF YEAR               $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           ==============    ==============    ==============    ==============    ==============
TOTAL INVESTMENT RETURN(1)                           1.15%             0.31%             0.60%             1.10%             2.75%
                                           ==============    ==============    ==============    ==============    ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $      808,762    $      739,133    $      767,006    $      753,664    $      759,961
Expenses to average net assets, net of
   fee waivers by advisor(2)                         0.64%             0.65%             0.66%             0.65%             0.66%
Net investment income to average net
   assets, net of fee waivers by
   advisor(2)                                        1.16%             0.31%             0.60%             1.09%             2.70%

----------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

(2) During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

                                                                    NEW JERSEY MUNICIPAL MONEY FUND
                                           --------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                                                     2005              2004              2003              2002              2001
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, BEGINNING OF YEAR         $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           --------------    --------------    --------------    --------------    --------------
Net investment income                               0.010             0.002             0.005             0.010             0.028
Dividends from net investment income               (0.010)           (0.002)           (0.005)           (0.010)           (0.028)
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, END OF YEAR               $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           ==============    ==============    ==============    ==============    ==============
TOTAL INVESTMENT RETURN(1)                           1.05%             0.16%             0.51%             0.97%             2.86%
                                           ==============    ==============    ==============    ==============    ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $      134,174    $      137,440    $      161,854    $      128,500    $      102,162
Expenses to average net assets, net of
   fee waivers by advisor(2)                         0.79%             0.76%             0.73%             0.77%             0.79%
Net investment income to average net
   assets, net of fee waivers by advisor(2)          1.02%             0.15%             0.50%             0.94%             2.77%

----------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

(2) During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.01%.


                                                                      NEW YORK MUNICIPAL MONEY FUND
                                           --------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                                                     2005              2004              2003              2002              2001
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, BEGINNING OF YEAR         $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           --------------    --------------    --------------    --------------    --------------
Net investment income                               0.011             0.003             0.006             0.011             0.030
Dividends from net investment income               (0.011)           (0.003)           (0.006)           (0.011)           (0.030)
                                           --------------    --------------    --------------    --------------    --------------
NET ASSET VALUE, END OF YEAR               $         1.00    $         1.00    $         1.00    $         1.00    $         1.00
                                           ==============    ==============    ==============    ==============    ==============
TOTAL INVESTMENT RETURN(1)                           1.13%             0.29%             0.62%             1.08%             3.04%
                                           ==============    ==============    ==============    ==============    ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $      596,071    $      562,396    $      588,851    $      559,341    $      574,490
Expenses to average net assets, net of
   fee waivers by advisor(2)                         0.67%             0.67%             0.67%             0.68%             0.69%
Net investment income to average net
   assets, net of fee waivers by advisor(2)          1.12%             0.29%             0.62%             1.07%             2.95%

----------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

(2) During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

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If you want more information about a fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
Additional information about a fund's investments is available in the fund's annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (I.E., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and its SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. The funds do not make their SAI and shareholder reports available online because (1) they are money market funds, (2) they do not have their own Web sites, and (3) their advisor and sub-advisor do not make such documents for money market funds available on their Web sites.

You may review and copy information about a fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You may get copies of reports and other information about a fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov

UBS RMA Money Fund Inc.
--Money Market Portfolio
--U.S. Government Portfolio
Investment Company Act File No. 811-3503

UBS RMA Tax-Free Fund Inc.
Investment Company Act File No. 811-3504

UBS Managed Municipal Trust
--RMA California Municipal Money Fund
--RMA New York Municipal Money Fund
Investment Company Act File No. 811-3946

UBS Municipal Money Market Series
--RMA New Jersey Municipal Money Fund
Investment Company Act File No. 811-6173

UBS RMA

MONEY MARKET PORTFOLIO
U.S. GOVERNMENT PORTFOLIO
TAX-FREE FUND
CALIFORNIA MUNICIPAL MONEY FUND
NEW JERSEY MUNICIPAL MONEY FUND
NEW YORK MUNICIPAL MONEY FUND

PROSPECTUS

(C) 2005 UBS Financial Services Inc. All rights reserved.        August 30, 2005